Capital and financial risk management - Foreign exchange sensitivity Income Impact (Details) - Currency Risk £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) item	Dec. 31, 2022 GBP (£)
Capital and financial risk management
Number of major Foreign Currencies | item	2
USD
Capital and financial risk management
Percentage Appreciation	10.00%	10.00%
Percentage Depreciation	10.00%	10.00%
Increase (decrease) in income due to appreciation		£ (1)
Increase (decrease) in income due to depreciation		£ 1
Euro
Capital and financial risk management
Percentage Appreciation	10.00%	10.00%
Percentage Depreciation	10.00%	10.00%
Increase (decrease) in income due to appreciation	£ 3	£ 13
Increase (decrease) in income due to depreciation	£ (2)	£ (10)